NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                               Semi-Annual Report
                             For the Period Ending
                                 June 30, 2002


Table of Contents
Letter to Shareholders                                                  1
Portfolio Transactions                                                  3
Fund Performance                                                        5
Investment Sectors                                                      7
Schedule of Investments                                                 8
Financial Statements                                                    11
Notes to the Financial Statements                                       16


Dear Fellow Shareholders:
From our perspective, certain parts of the market began to soften in mid-1998 and the trend, as you know, continued more broadly through June 30, 2002. After outperforming the S&P 500 each year from 1996-1999, our performance has been below the S&P 500 for 2000, 2001, and for the six month period just ended.
During this challenging period, we made one substantial policy change a retreat from the high technology investments which, in part, helped generate so many gains in the mid 1990s. We maintained our interests in IBM, Microsoft and Intel, but no longer own EMC, Sun
Microsystems, Oracle, and many other now disappointing names of a similar disposition.
With the exception of this departure from the technology exposure, we have not changed our style or our overall philosophy. Our philosophy is to invest in market leaders in generally well established companies and to invest in segments of our economy and life which have sustainable growth characteristics. Often, our style is to favor the largest and most visible companies in areas where we want to be. Generally, we are fully invested and this has been the case certainly this year. We have often used borrowed money to add to positions when we felt the investment opportunities were particularly favorable as prices became more attractive. In the current low interest rate environment, our borrowing costs have run about 2%.
We are not market timers, with 20-20 foresight that is to say, we did not see the bad times coming, step to the side, and reenter the arena when the downside was over. We have been fully invested throughout the difficult three year stretch, and we continue to be fully invested because it is virtually impossible, on a sustained basis, to get in and to get out just at the right time.
As you can see from this report, banks, financial services, insurance, pharmaceuticals and oils are our five largest investment segments comprising about 59% of the funds investments. Microsoft, State Street, Exxon Mobil, Wal-Mart and Eaton Vance represent the five largest holdings.
No holding is larger than about 4% of the investments, and we have the portfolio spread over 52 holdings.
As all of you know, the first six months of this year were disappointing to say the least but the real blow came in the month of July, when market indices tested new lows and our per share price went to lows not experienced in the past decade. The causes for this pressure are well publicized: the war on terrorism, the Middle East, mistrust of corporate America, the health of our economy, and a potential war in Iraq, are just a few. However, market declines of the magnitude we experienced over the past 30 months do eventually end, and they do in fact present solid investment opportunities. This is what we are seeing now and to take advantage of the opportunities in this difficult environment, we are actively buying more of what we already own as prices decline.
Said differently, we think the current environment is a good time to make long-term investments, and we would urge you to take advantage of this decline to add to your accounts as well.
As in the past, please write or call at any time. We value your investment with us.
Yours sincerely,
William A. Oates, Jr.
President
August 16, 2002
The views expressed in this report reflect those of the portfolio manager only through the date of the letter. The managers views are subject to change at any time, based on current market conditions.

Portfolio Transactions (unaudited)
January 1, 2002 June 30, 2002
Additions to Existing Holdings
Additions                               Now                             Own
BP Amoco, PLC                            6,000                           51,200
Eaton Vance Corporation                 15,000                          197,000
First Data Corporation                  53,500                          107,000
FleetBoston Financial                    6,000                          143,634
General Electric Co.                    24,000                          149,800
3M Company                               8,000                           31,700
New Holdings
                                                                        Now Own
Abbott Laboratories                                                     47,000
Brown Forman Distributor, Class B                                       22,800
Lowes Companies                                                         46,500
Prudential Financial Inc.                                               71,500
Schering-Plough Corporation                                             84,000
JM Smucker Company*                                                        680
Eliminations/Reductions of Holdings
                                        Sold                            Now Own
American Express Co.                    37,000                          60,500
Amgen, Inc.                             36,250                               0
Bristol-Myers Squibb Co.                10,000                          60,800
ChevronTexaco Corporation                5,700                          28,500
Cisco Systems, Inc.                    120,000                          30,000
Citigroup, Inc.                         81,600                          54,000
Coca-Cola Company                       39,000                               0
Corning, Inc.                          290,000                               0
Cox Communications, Inc.                15,000                          69,400
Disney (Walt) Productions               38,000                         165,000
Exxon Mobil Corporation                 25,000                         129,882
Fifth Third Bancorp                     29,500                          74,050
Goldman Sachs Group                     41,000                               0
John Hancock Financial Services         25,000                         148,000
Johnson & Johnson                       38,200                          61,400
Home Depot, Inc.                        16,600                          55,475
Intel Corporation                       25,000                         154,400
International Business Machines
Corporation                              3,200                          43,000
Eli Lilly & Co.                         15,000                          33,500
McGraw-Hill Companies, Inc.             17,000                          35,300
Medtronic, Inc.                         11,000                          31,800
Merck & Co.                             36,500                          47,400
Microsoft Corporation                   17,200                         114,000
PepsiCo, Inc.                           19,500                          54,100
Pfizer, Inc.                            25,000                         131,731
State Street Corporation                30,000                         135,400
Sysco Corporation                       20,000                          72,000
Texas Instruments, Inc.                 53,700                          61,300
Tyco International, Ltd.                44,500                               0
United Technologies Corporation         24,000                               0
Viacom, Inc. Class A                    31,000                          35,000
Wal-Mart Stores, Inc.                   25,000                          97,600
Wyeth                                    8,600                          35,400
* Results of Spin-Off

Average Annual Total Return (unaudited)
One year ended June 30, 2002 **************************************(18.52)%
Five years ended June 30, 2002 *************************************3.04%
Ten years ended June 30, 2002 **************************************10.32%

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poors 500 Index. Assuming an investment of $10,000 in both at their closing prices on January 1, 1992 and reinvestment of dividends and capital gains. For managements discussion of the Growth Funds 2002 performance, including strategies and market conditions which influenced such performance, see the Presidents letter to shareholders.

graph omitted

Returns and Per Share Data (unaudited)
                                                                                                        Six Months
                                            Year Ended December 31                                        Ended
                        1992    1993    1994    1995    1996    1997    1998    1999    2000    2001    6/30/2002
Net Asset Value         9.70    8.37    8.13    10.59   12.15   15.84   20.47   26.08   20.23   15.43   13.24
Income Dividend         0.07    0.07    0.06     0.07    0.05    0.06    0.05    0.02    0.00    0.00    0.00
Capital Gains Dist.     0.52    1.49    0.17     0.44    0.98    0.77    0.55    0.31    2.05    1.44    0.00
NEIG Return (%)        (0.73)   2.44   (0.07)   36.46   24.60   37.28   33.34   29.13  (14.96) (17.15) (14.19)
S&P 500 Return (%)      7.43    9.92    1.28    37.12   22.68   33.10   28.34   21.04   (9.10) (11.88) (13.16)

graph omitted

Ten Largest Investment Holdings (unaudited)
June 30, 2002
Ten Largest Investment Holdings
                                                                 Market
                                         Cost                    Value
Microsoft Corporation                   $7,553,639              $6,169,680
Eaton Vance Corporation                  3,793,996               6,134,580
State Street Corporation                 4,629,307               6,052,380
Wal-Mart Stores, Inc.                    3,997,634               5,368,976
Exxon Mobil Corporation                  4,943,843               5,314,771
John Hancock Financial Services          4,966,063               5,209,600
Fifth Third Bancorp                      3,582,218               4,935,433
Zions Bancorp                            5,085,490               4,761,940
Pfizer, Inc.                             5,016,956               4,676,451
FleetBoston Financial                    4,714,864               4,646,560
Investment Sectors As a Percentage of Net Assets (unaudited)
Multi-line Insurance 9.77%
Banks 16.01%
Entertainment 3.15%
Financial
Services 13.84%
Other 23.54%
Computer Software
& Services 5.75%
Retail 5.30%
Pharmaceuticals/
Drugs 13.08%
Petroleum, Coal, Gas 8.42%
Toiletries/Cosmetics 3.53%
Market value of securities equals 102.39% of Net Assets.


Schedule of Investments June 30, 2002 (unaudited)
                                                        Number          Market
Common Stocks                                           of              Value
Name of Issuer                                          Shares          (Note B)

Banks 16.01%
Bank One Corporation                                    82,000       $ 3,155,360
Fifth Third Bancorp                                     74,050         4,935,433
FleetBoston Financial Corporation                      143,634         4,646,560
Mellon Financial Corporation                           110,000         3,457,300
Northern Trust                                          63,000         2,775,780
Zions Bancorporation#                                   91,400         4,761,940
                                                                      ----------
                                                                      23,732,373

Beverage Wine/Spirit 1.06%
Brown Forman Distributors, Class B                      22,800         1,573,200


Building/Construction 2.80%
Home Depot, Inc.                                        55,475         2,037,597
Lowes Companies                                         46,500         2,111,100
                                                                       ---------
                                                                       4,148,697

Broadcast/Media 1.29%
Cox Communications @#                                   69,400         1,911,970


Chemical 1.41%
Cabot Corporation                                       73,000         2,091,450


Communications 0.28%
Cisco Systems, Inc. @                                   30,000           418,500


Computer Systems 2.09%
International Business Machines*                        43,000         3,096,000


Computer Software & Services 5.75%
Microsoft Corporation @*                                114,000        6,169,680
Intuit, Inc. @                                           47,500        2,361,700
                                                                       ---------
                                                                       8,531,380


Distributors 1.32%
Sysco Corporation                                        72,000        1,959,840


Electrical Equipment 2.94%
General Electric Company                                149,800        4,351,690


Electronics 0.72%
Analog Devices @                                         36,000        1,069,200

                                                        Number          Market
Common Stocks continued                                 of              Value
Name of Issuer                                          Shares          (Note B)

Electronic Semi-Conductor 2.88%
Intel Corporation                                       154,400      $ 2,820,888
Texas Instruments, Inc.                                  61,300        1,452,810
                                                                       ---------
                                                                       4,273,698

Entertainment 3.15%
Disney (Walt) Productions                               165,000        3,118,500
Viacom, Inc. Class A @                                   35,000        1,556,100
                                                                       ---------
                                                                       4,674,600

Financial Services 13.84%
American Express Company                                 60,500        2,197,360
Citigroup, Inc.                                          54,000        2,092,500
Eaton Vance Corporation*                                197,000        6,134,580
First Data Corporation                                  107,000        4,029,620
State Street Corporation                                135,400        6,052,380
                                                                       ---------
                                                                      20,506,440

Food & Beverage 1.78%
JM Smucker Co.                                             680            23,208
PepsiCo, Inc.                                           54,100         2,607,620
                                                                       ---------
                                                                       2,630,828

Manufacturing 2.63%
3M Company                                              31,700         3,899,100


Medical Equipment 0.92%
Medtronic, Inc.                                         31,800         1,362,630


Multi-Line Insurance 9.77%
American International Group, Inc.                      53,569         3,655,013
Berkshire Hathaway Inc.@                                 1,450         3,237,850
John Hancock Financial Services                        148,000         5,209,600
Prudential Financial Inc. @                             71,500         2,385,240
                                                                       ---------
                                                                      14,487,703

Petroleum, Coal, Gas 8.42%
B P Amoco, PLC                                          51,200         2,585,088
ChevronTexaco Corporation                               28,500         2,522,250
Exxon Mobil Corporation                                129,882         5,314,771
Royal Dutch Petroleum Co.                               37,200         2,056,044
                                                                       ---------
                                                                      12,478,153


                                                        Number          Market
Common Stocks continued                                 of              Value
Name of Issuer                                          Shares          (Note B)

Pharmaceuticals/Drug 13.08%
Abbott Laboratories                                     47,000       $ 1,769,550
Bristol-Myers Squibb Company                            60,800         1,562,560
Eli Lilly & Co.                                         33,500         1,889,400
Johnson & Johnson                                       61,400         3,208,764
Merck & Co., Inc.*                                      47,400         2,400,336
Pfizer, Inc.*                                          131,731         4,676,450
Schering-Plough Corporation                             84,000         2,066,400
Wyeth                                                   35,400         1,812,480
                                                                       ---------
                                                                      19,385,940

Publishing/Printing 1.42%
McGraw-Hill Companies, Inc.                             35,300         2,107,410


Retail 5.30%
Wal-Mart Stores, Inc.                                   97,600         5,368,976
Whole Foods Market, Inc.@#                              51,500         2,483,330
                                                                       ---------
                                                                       7,852,306

Toiletries/Cosmetics 3.53%
Gillette Company                                        65,000         2,201,550
Procter and Gamble Co.                                  34,000         3,036,200
                                                                       ---------
                                                                       5,237,750

Total Common Stocks  102.39% (Cost $155,630,641)                    $151,780,858

* All or a portion of security has been pledged to collateralize short-term borrowings.
@ Non-income producing security
# All or a portion of this security is currently out on loan
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2002
                                                                        Assets
Investments at market value (cost $155,630,641)                     $151,780,858
Cash collateral under security lending                                 4,091,336
Receivable for investments sold                                        2,491,401
Dividends receivable                                                     158,061
Receivable for shares of beneficial interest sold                        934,190
                                                                    ------------
Total Assets                                                        $159,455,846

Liabilities
Short-term borrowing                                                  $3,196,992
Payable for investments purchased                                      2,823,160
Payable for shares of beneficial interest repurchased                    947,577
Accrued investment advisory fee                                           51,447
Accrued expenses                                                         113,264
Cash collateral under security lending                                 4,091,336
                                                                      ----------
Total Liabilities                                                     11,223,776

Net Assets                                                          $148,232,070

Net Assets Consist of:
Capital paid-in                                                    $158,505,580
Accumulated net investment loss                                         (59,792)
Accumulated net realized loss                                        (6,363,935)
Net unrealized depreciation of investments                           (3,849,783)
                                                                   -------------
Net Assets, for 11,201,983 shares outstanding                      $148,232,070

Net Asset Value, offering price and redemption price per share
($148,232,070/11,201,983 shares)                                        13.24
                                                                        -----
The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)
Six Months Ended June 30, 2002
Investment Income
Dividend income                                                       $1,023,903
Other income                                                               7,352
                                                                       ---------
Total Income                                                           1,031,255

Expenses
Investment advisory fee                                                 $467,745
Interest fee                                                             162,694
Administrative expenses and salaries                                     161,856
Computer and related expenses                                            126,528
Printing, postage, and stationary                                         54,000
Registration and filing fees                                              24,000
Audit fees                                                                23,040
Legal fees                                                                21,120
Telephone expense                                                         14,400
Insurance                                                                  8,448
Commitment fee                                                             7,399
Custodian fees                                                             6,528
Trustee fees                                                               4,224
Miscellaneous fees                                                         9,065
                                                                       ---------
Total Expenses                                                         1,091,047

Net Investment Loss                                                     (59,792)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investment transactions                        3,483,731
Change in unrealized appreciation(depreciation) of investments      (28,617,036)
Net realized and unrealized loss on investments                     (25,133,305)
                                                                    ------------
Net Decrease in Net Assets Resulting from Operations               $(25,193,097)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                              Six Months
                                                Ended               Year Ended
                                             June 30, 2002         December 31,
                                              (unaudited)               2001
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)                    $(59,792)            $(101,735)
Net realized gain (loss) from investment
transactions                                   3,483,731            (9,847,666)
Change in unrealized appreciation/
(depreciation) of investments                (28,617,036)          (34,850,044)

Net Increase (Decrease) in Net Assets        ------------          ------------
Resulting from Operations                    (25,193,097)          (44,799,445)

Distributions to Shareholders
From net realized gains on investments                 0           (17,855,321)
                                             ------------          ------------
Total Distributions                                    0           (17,855,321)

From Net Fund Share Transactions            (13,792,871)           (22,349,357)
                                             ------------           -----------

Total Increase (Decrease) in Net Assets     (38,985,968)           (85,004,123)

Net Assets:
Beginning of Period                         187,218,038            272,222,161
                                           ------------           ------------
End of Period                              $148,232,070           $187,218,038
                                           ------------           ------------
The accompanying notes are an integral part of the financial statements.


Financial Highlights

                       Six Months Ended
                        June 30, 2002              Year Ended December 31,
                        (unaudited)       2001      2000      1999      1998
Per Share Data#.
Net Asset Value:
Beginning of Period        $15.43        $20.23    $26.08    $20.47    $15.84
Income From Investment
Operations:
Net investment gain(loss)   (0.01)        (0.01)    (0.09)     0.01      0.05
Net realized and unrealized gain
(loss) on investment        (2.18)        (3.35)    (3.71)     5.93      5.18
                            ------        ------    ------     ----      ----
Total from investment
operations                  (2.19)        (3.36)    (3.80)     5.94      5.23
                            ------        ------    ------     ----      ----
Less Distributions:
Net investment income        0.00          0.00      0.00     (0.02)    (0.05)
Capital gain                 0.00         (1.44)    (2.05)    (0.31)    (0.55)
                            ------        ------    ------    ------    ------
Total Distributions          0.00         (1.44)    (2.05)    (0.33)    (0.60)
                            ------        ------    ------    ------    ------
Net Asset Value:
End of Period               $13.24        $15.43    $20.23    $26.08    $20.47
                            ------        ------    ------    ------    ------
Total Return               (14.19%)      (17.15%)  (14.96%)  (29.13%)  (33.34%)
Ratios & Supplemental Data
Net assets end of period
(in thousands)             $148,232     $187,218   $272,222  $357,650  $211,259

Ratio of operating expenses to
average net assets (includes
interest expenses)          1.28%         1.14%      0.97%     0.85%      0.94%

Ratio of interest expense to
average net assets          0.19%         0.14%      0.22%     0.10%      0.12%

Ratio of net investment
income/loss to average net
assets                     (0.07%)       (0.05%)    (0.34%)   (0.03%)    (0.44%)
Portfolio turnover rate      20%           30%        33%       31%        19%

# All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 to 1 stock split effective September 25, 1997
Average share method used to calculate per share data
All Ratios for the Six Months Ended June 30, 2002 are annualized.

Financial Highlights

                                        Year Ended December 31,
                               1997      1996      1995     1994      1993
Net Asset Value:
Beginning of Period          $12.15     $10.59    $8.13    $8.37      $9.70
Income From Investment
Operations:
Net investment gain(loss)      0.06       0.05     0.07     0.06       0.07
Net realized and unrealized gain
(loss) on investment           4.46       2.54     2.90    (0.07)      0.16
                               ----       ----     ----    ------      ----
Total from investment
operations                     4.52       2.59     2.97    (0.01)      0.23
                               ----       ----     ----    ------      ----
Less Distributions:
Net investment income         (0.06)     (0.05)   (0.07)   (0.06)     (0.07)
Capital gain                  (0.77)     (0.98)   (0.44)   (0.17)     (1.49)
                              ------     ------   ------   ------     ------
Total Distributions           (0.83)     (1.03)   (0.51)   (0.23)     (1.56)

Net Asset Value:
End of Period                $15.84     $12.15   $10.59    $8.13       $8.37

Total Return                  37.28%     24.60%   36.46%   (0.07%)      2.44%

Ratios & Supplemental Data

Net assets end of period
(in thousands)              $108,590   $60,275   $48,337   $35,459     $38,694

Ratio of operating expenses to
average net assets (includes interest
expenses)                      0.97%     1.21%     1.37%     1.53%      1.45%

Ratios of interest expense to
average net assets             0.02%

Ratio of net investment income/loss
to average net assets          0.45%     0.47%     0.74%     0.74%      0.62%

Portfolio turnover rate         16%       25%       27%       26%        35%

# All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 to 1 stock split effective September 25, 1997

Average share method used to calculate per share data

Notes to Financial Statements (unaudited)
Note A Organization
Northeast Investors Growth Fund (the Fund) is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

Note B Significant Accounting Policies
Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes. Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Funds distributions and dividend income are recorded on the ex-dividenddate. Interest income, which consists of interest from repurchase agreements, is accrued asearned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C Investment Advisory and Service Contract
The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the Advisor). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Funds average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery and Michael Baldwin are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Note D Purchases and Sales of Investments
The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $18,523,461 and $49,284,206, respectively, for the six months ended June 30, 2002.

Note E Shares of Beneficial Interest
At June 30, 2002, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                               Six Months Ended
                                June 30, 2002                    2001
                            Shares          Amount         Shares     Amount
Shares sold                1,326,581     $19,879,378    1,177,198  $ 19,207,676
Shares issued to shareholders
in reinvestment of
distributions from net
investment income and
realized gains from security
transactions                       0               0      983,036    16,426,519
                           ---------    ------------     --------    ----------
                           1,326,581    $ 19,879,378    2,160,234   $35,634,195
Shares repurchased        (2,260,521)   $(33,672,249)  (3,482,908  $(57,983,552)
                           ---------    ------------    ---------  ------------
Net increase                (933,940)   $(13,792,871)  (1,322,674) $(22,349,357)

Note F Repurchase Agreement
On a daily basis, the Fund invests any cash balances into repurchase agreements pledged by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Funds custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At June 30, 2002, the Fund had unused lines of credit amounting to $21,803,008.

The following information relates to aggregate short-term borrowings during the six months ended June 30, 2002:
Average amount outstanding (total of daily outstanding principal balances
divided by number of days during the period)                     $12,585,341
Weighted average interest rate (actual interest expense on short-term borrowing
divided by average short-term borrowings outstanding)                   1.29%

Note H Other Tax Information
For federal income tax purposes, the cost of investments owned at June 30, 2002 was $155,630,641. At June 30, 2002, gross unrealized appreciation of investments was $14,426,726 and gross unrealized depreciation was $18,276,509, resulting in net unrealized depreciation of $3,849,783.

At December 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:
                                                        Capital Loss
                        Year of Expiration              Carryforwards
                              2009                        $9,690,902
Note I Securities Lending
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 2002, the value of securities loaned and the value of collateral was $4,024,824 and $4,091,336, respectively. During the six months ended June 30, 2002, income from securities lending amounted to $7,302.